Borrowings	6 Months Ended
Sep. 30, 2023
Borrowings [Member]
BORROWINGS

NOTE 10 – BORROWINGS

Short-term borrowings

Short-term borrowings consisted of the following as of September 30, 2023 and March 31, 2023:

	September 30, 2023 (Unaudited)	March 31, 2023

Short-term loans from related parties	$89,090	$94,647
Short-term loans from third-party individuals	190,516	72,806
Total short-term borrowings	$279,606	$167,453

Short-term borrowings included loans from various individuals and entities that are unsecured. Short-term loans from related parties represents the loan of $89,090 the Company borrowed from Jun Zheng, which is valid from January 18, 2023 to January 17, 2024 and bear interest of 6%. Short-term loans from third-party individuals represents the loans of $190,516 the Company borrowed from four unaffiliated individuals which had no fixed borrowing period and bear interest of 6%.

As of September 30, 2023 and March 31, 2023, the total amount of these loans was $279,606 and $167,453, respectively. The Company recorded interest expenses of $5,822 and $0 on these short-term loans for the six months ended September 30, 2023 and 2022, respectively.

Long-term borrowings

Long-term borrowings consisted of the following as of September 30, 2023 and March 31, 2023:

	September 30, 2023 (Unaudited)	March 31, 2023
Car loans
Current portion	$7,401	$7,863
Non-current portion	24,338	30,495
Total car loans	$31,739	$38,358

	September 30, 2023 (Unaudited)	March 31, 2023
Bank loans
Current portion	$12,336	$-
Non-current portion	82,237	87,367
Total long-term bank loans	$94,573	$87,367

Long-term bank loans are loans the Company borrowed from Jiangsu Taizhou Rural Commercial Bank which are valid from November 2, 2022 to November 1, 2025 and bear interest of 6%. As of September 30, 2023 and March 31, 2023, the total amount of these loans was $94,573 and $87,367, respectively. The Company recorded interest expenses for the bank loans of $2,946 and $0 for the six months ended September 30, 2023 and 2022, respectively.

As of September 30, 2023, one car loan of $31,739 at 18% annual interest rate is valid from February 1, 2023 to January 30, 2028. The car was pledged as collateral for the loan until full settlement. The Company recorded interest expense for the car loan of $682 and $0 for six months ended September 30, 2023 and 2022, respectively.

Future loan payments as of September 30, 2023 is as follows:

	RMB	USD

One year	2,094,000	$287,007
Two years	54,000	7,401
Three years	654,000	89,638
Four years	54,000	7,401
Five years and thereafter	15,570	2,135
Total payment	2,871,570	$393,582

Future loan payments as of March 31, 2023 is as follows:

	RMB	USD

One year	1,204,000	$175,316
Two years	54,000	7,863
Three years	654,000	95,230
Four years	54,000	7,863
Five years and thereafter	47,430	6,553
Total payment	2,013,430	$293,178